Phaeacian Accent International Value Fund
SUMMARY PORTFOLIO OF INVESTMENTS
June 30, 2021 (Unaudited)
COMMON STOCKS – 88.8%	Shares	Fair Value
IT SERVICES – 6.0%
Accenture PLC (United States)	19,984	$5,891,083
Adyen N.V. (Netherlands) (a),(b)	3,694	9,025,322
Capgemini SE (France)	55,104	10,585,011
		$25,501,416
PROFESSIONAL SERVICES – 5.9%
Pagegroup PLC (United Kingdom) (a)	1,377,042	$10,648,181
RELX PLC (United Kingdom)	223,447	5,931,519
SaraminHR Co. Ltd. (South Korea)	236,301	8,802,404
		$25,382,104
CONSTRUCTION MATERIALS – 5.2%
CRH PLC (Ireland)	177,370	$8,938,451
Holcim Ltd. (Switzerland) (a)	224,790	13,483,756
		$22,422,207
HEALTH CARE SUPPLIES – 5.1%
Alcon Inc. (Switzerland)	148,202	$10,376,142
Koninklijke Philips N.V. (Netherlands)	234,845	11,637,156
		$22,013,298
MEDIA – 4.9%
Future PLC (United Kingdom)	265,791	$11,515,385
Stroeer SE & Co. KGaA (Germany)	115,899	9,283,211
		$20,798,596
COMMERCIAL SERVICES & SUPPLIES – 4.5%
Clipper Logistics PLC (United Kingdom)	506,354	$5,638,538
ISS A/S (Denmark) (a)	580,328	13,621,572
		$19,260,110
AEROSPACE & DEFENSE – 4.2%
Babcock International Group PLC (United Kingdom) (a)	1,739,926	$6,979,836
Safran S.A. (France)	79,164	10,975,131
		$17,954,967
FOOD PRODUCTS – 4.1%
Alicorp SAA (Peru)	4,010,484	$6,562,440
Danone S.A. (France)	158,087	11,129,006
		$17,691,446
SEMICONDUCTOR MANUFACTURING – 3.9%
ASML Holding N.V. (Netherlands)	12,017	$8,255,963

Phaeacian Accent International Value Fund
SUMMARY PORTFOLIO OF INVESTMENTS  (Continued)
June 30, 2021 (Unaudited)
COMMON STOCKS — Continued	Shares	Fair Value
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) (c)	68,710	$8,256,193
		$16,512,156
INTERACTIVE MEDIA & SERVICES – 3.7%
NAVER Corp. (South Korea)	23,322	$8,646,215
Tencent Holdings Ltd. (China)	94,721	7,124,540
		$15,770,755
APPLICATION SOFTWARE – 3.4%
Dassault Systemes SE (France)	24,700	$5,989,402
Napster Group PLC (United Kingdom) (a),(c)	58,636,391	1,541,123
SAP SE (Germany)	50,189	7,072,360
		$14,602,885
MACHINERY – 3.2%
SKF AB (Sweden)	531,257	$13,526,472
INSURANCE – 2.9%
RenaissanceRe Holdings Ltd. (United States)	82,729	$12,311,730
ENTERTAINMENT – 2.9%
Ubisoft Entertainment S.A. (France) (a)	173,993	$12,180,673
AUTOMOBILES – 2.7%
Stellantis N.V. (United States)	595,726	$11,693,451
FOOD & STAPLES RETAILING – 2.7%
Empire Co. Ltd. (Canada)	370,178	$11,676,315
SPECIALTY RETAIL – 2.7%
Industria de Diseno Textil S.A. (Spain)	331,190	$11,667,372
HOUSEHOLD DURABLES – 2.6%
Sony Group Corp. (Japan)	114,683	$11,164,289
ELECTRICAL EQUIPMENT – 2.3%
Sensata Technologies Holding PLC (United States) (a)	172,412	$9,994,724
DIVERSIFIED CONSUMER SERVICES – 2.1%
MegaStudyEdu Co. Ltd. (South Korea)	143,964	$8,820,775

Phaeacian Accent International Value Fund
SUMMARY PORTFOLIO OF INVESTMENTS  (Continued)
June 30, 2021 (Unaudited)
COMMON STOCKS — Continued	Shares	Fair Value
TRADING COMPANIES & DISTRIBUTORS – 1.9%
Electrocomponents PLC (United Kingdom)	579,807	$8,253,065
BEVERAGES – 1.9%
Heineken Holding N.V. (Netherlands)	80,308	$8,089,382
CAPITAL MARKETS – 1.9%
Care Ratings Ltd. (India)	842,457	$8,015,979
CHEMICALS – 1.9%
Koninklijke DSM N.V. (Netherlands)	42,374	$7,908,559
TEXTILES, APPAREL & LUXURY GOODS – 1.8%
EssilorLuxottica S.A. (France)	42,356	$7,816,806
LEISURE PRODUCTS – 1.3%
Shimano Inc. (Japan)	22,600	$5,360,367
OTHER COMMON STOCKS — 3.1%(d)		$13,400,314
TOTAL COMMON STOCKS–88.8% (Cost $326,954,821)		$379,790,213
TOTAL INVESTMENTS–88.8% (Cost $326,954,821)		$379,790,213
Other Assets and Liabilities, net – 11.2%		$48,102,444
NET ASSETS–100.0%		$427,892,657

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	This security represents the common stock of a foreign company which trades directly or through an American Depositary Receipt/ADR on the over-the-counter market or on a U.S. national securities exchange.
(d)	As permitted by U.S. Securities and Exchange Commission regulations, “Other” Common Stocks include holdings in their first year of acquisition that have not previously been publicly disclosed.

Phaeacian Global Value Fund
SUMMARY PORTFOLIO OF INVESTMENTS
June 30, 2021 (Unaudited)
COMMON STOCKS – 99.0%	Shares	Fair Value
IT SERVICES – 10.9%
Accenture PLC (United States)	8,559	$2,523,108
Adyen N.V. (Netherlands) (a),(b)	1,695	4,141,289
Capgemini SE (France)	25,961	4,986,888
Edenred (France)	48,245	2,748,773
Euronet Worldwide Inc. (United States) (a)	10,500	1,421,175
Fidelity National Information Services Inc. (United States)	39,193	5,552,472
		$21,373,705
APPLICATION SOFTWARE – 8.3%
Dassault Systemes SE (France)	11,256	$2,729,421
Microsoft Corp. (United States)	22,841	6,187,627
Oracle Corp. (United States)	57,866	4,504,290
SAP SE (Germany)	19,872	2,800,254
		$16,221,592
INTERACTIVE MEDIA & SERVICES – 6.6%
Alphabet Inc. (United States) (a)	2,535	$6,353,521
NAVER Corp. (South Korea)	10,709	3,970,170
Tencent Holdings Ltd. (China)	35,392	2,662,047
		$12,985,738
ENTERTAINMENT – 5.7%
Activision Blizzard Inc. (United States)	61,409	$5,860,875
Ubisoft Entertainment S.A. (France) (a)	75,052	5,254,142
		$11,115,017
COMMERCIAL SERVICES & SUPPLIES – 5.2%
ISS A/S (Denmark) (a)	265,480	$6,231,398
S-1 Corp. (South Korea)	53,779	3,911,113
		$10,142,511
PROFESSIONAL SERVICES – 5.0%
Dun & Bradstreet Holdings Inc. (United States) (a)	152,508	$3,259,096
Pagegroup PLC (United Kingdom) (a)	488,379	3,776,463
RELX PLC (United Kingdom)	101,934	2,705,892
		$9,741,451
CONSTRUCTION MATERIALS – 4.7%
CRH PLC (Ireland)	72,677	$3,662,512
Holcim Ltd. (Switzerland) (a)	92,599	5,554,439
		$9,216,951

Phaeacian Global Value Fund
SUMMARY PORTFOLIO OF INVESTMENTS  (Continued)
June 30, 2021 (Unaudited)
COMMON STOCKS — Continued	Shares	Fair Value
AEROSPACE & DEFENSE – 4.6%
Babcock International Group PLC (United Kingdom) (a)	747,245	$2,997,626
General Dynamics Corp. (United States)	11,700	2,202,642
Safran S.A. (France)	27,884	3,865,779
		$9,066,047
HEALTH CARE SUPPLIES – 4.5%
Alcon Inc. (Switzerland)	64,517	$4,517,062
Koninklijke Philips N.V. (Netherlands)	86,727	4,297,539
		$8,814,601
SEMICONDUCTOR MANUFACTURING – 3.5%
ASML Holding N.V. (Netherlands)	5,008	$3,440,614
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) (c)	29,463	3,540,274
		$6,980,888
FOOD PRODUCTS – 3.3%
Alicorp SAA (Peru)	1,165,636	$1,907,355
Danone S.A. (France)	64,944	4,571,927
		$6,479,282
TEXTILES, APPAREL & LUXURY GOODS – 2.7%
Cie Financiere Richemont S.A. (Switzerland)	15,832	$1,915,582
EssilorLuxottica S.A. (France)	18,587	3,430,234
		$5,345,816
SPECIALTY RETAIL – 2.6%
Industria de Diseno Textil S.A. (Spain)	72,051	$2,538,259
O'Reilly Automotive Inc. (United States) (a)	4,700	2,661,187
		$5,199,446
MACHINERY – 2.6%
SKF AB (Sweden)	201,657	$5,134,441
INSURANCE – 2.6%
RenaissanceRe Holdings Ltd. (United States)	34,287	$5,102,591
HEALTH CARE PROVIDERS & SERVICES – 2.4%
Laboratory Corp. of America Holdings (United States) (a)	17,405	$4,801,169
HOUSEHOLD DURABLES – 2.4%
Sony Group Corp. (Japan)	48,076	$4,680,156

Phaeacian Global Value Fund
SUMMARY PORTFOLIO OF INVESTMENTS  (Continued)
June 30, 2021 (Unaudited)
COMMON STOCKS — Continued	Shares	Fair Value
MEDIA – 2.4%
Future PLC (United Kingdom)	22,527	$975,981
Stroeer SE & Co. KGaA (Germany)	45,667	3,657,809
		$4,633,790
FOOD & STAPLES RETAILING – 2.3%
Empire Co. Ltd. (Canada)	146,517	$4,621,503
ELECTRICAL EQUIPMENT – 2.3%
Sensata Technologies Holding PLC (United States) (a)	78,992	$4,579,166
MULTILINE RETAIL – 2.2%
Dollar General Corp. (United States)	19,853	$4,295,991
CHEMICALS – 1.7%
Koninklijke DSM N.V. (Netherlands)	17,782	$3,318,780
HOUSEHOLD PRODUCTS – 1.7%
Reckitt Benckiser Group PLC (United Kingdom)	36,970	$3,271,465
BEVERAGES – 1.6%
Heineken Holding N.V. (Netherlands)	31,893	$3,212,565
TRADING COMPANIES & DISTRIBUTORS – 1.6%
Electrocomponents PLC (United Kingdom)	225,098	$3,204,081
PERSONAL PRODUCTS – 1.6%
Shiseido Co. Ltd. (Japan)	42,200	$3,103,796
AUTOMOBILES – 1.3%
Stellantis N.V. (United States)	134,607	$2,642,188

Phaeacian Global Value Fund
SUMMARY PORTFOLIO OF INVESTMENTS  (Continued)
June 30, 2021 (Unaudited)
COMMON STOCKS — Continued	Fair Value
OTHER COMMON STOCKS — 2.7%(d)	$5,265,037
TOTAL COMMON STOCKS–99.0% (Cost $150,143,638)	$194,549,764
TOTAL INVESTMENTS–99.0% (Cost $150,143,638)	$194,549,764
Other Assets and Liabilities, net – 1.0%	$1,985,401
NET ASSETS–100.0%	$196,535,165

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	This security represents the common stock of a foreign company which trades directly or through an American Depositary Receipt/ADR on the over-the-counter market or on a U.S. national securities exchange.
(d)	As permitted by U.S. Securities and Exchange Commission regulations, “Other” Common Stocks include holdings in their first year of acquisition that have not previously been publicly disclosed.